INVESTMENT IN SURGE BATTERY METALS INC. (Narrative) (Details) - CAD ($)		12 Months Ended
	Jun. 09, 2023	Feb. 29, 2024	Feb. 28, 2023
Investments Accounted For Using Equity Method [Line Items]
Deferred revenue		$ 60,000	$ 0
Surge Battery Metals Inc [Member]
Investments Accounted For Using Equity Method [Line Items]
Number of units issued	13,400,000
Units issued, price per share	$ 0.4
Value of units issued	$ 5,360,000
Warrant exercisable price per warrant	$ 0.55
Term of warrants	3 years
Allocated transaction value of Surge's common shares	$ 3,062,857	3,062,857
Allocated transaction value of Surge's warrants	$ 2,297,143	2,297,143
Discount for lack of marketability	22.60%
Fair value of Warrants at date of acquisition	$ 4,824,000	4,824,000
Deferred gain on warrants		$ 2,526,857
Number of investment shares		13,400,000
Percentage of voting equity interests acquired		8.37%
Percentage of initial investment for outstanding share capital		9.73%
Dilution loss on investment in Surge		$ 420,418
Trading price of common shares		$ 0.5
Quoted market value of the investment		$ 6,700,000
Upfront fee		240,000
Revenue related to the advisory engagement		180,000
Deferred revenue		$ 60,000